Dear Schwabsignature(TM) Annuity Investor:

We are pleased to provide you with the semi-annual reports for the portfolios you selected in your Schwabsignature(TM) Annuity as of June 30, 2004. Inside you'll find individual semi-annual reports prepared by the investment companies that manage them.*

Receive Your Annuity Annual Report with a Click of the Mouse

Did you know you could save time and enjoy the convenience of paperless record keeping for your Schwabsignature(TM) Annuity? In place of receiving paper documents, you can receive email notices when annual reports, prospectuses, confirmations and other important information about your Schwabsignature(TM) Annuity account is available online. To find out how you can receive these documents by email, please call 1-888-560-5938, Monday through Friday, 6:00 a.m. to 4:30 p.m.

As you continue to invest to achieve your financial goals, we hope you will find the enclosed semi-annual reports useful. If you have any questions, please don't hesitate to call a licensed annuity representative at 1-888-560-5938, Monday through Friday 6:00 a.m. to 4:30 p.m. Pacific time, or log into the Schwab Client Center on Schwab.com and visit us under Products & Services / Investment Choices / Annuities.


Thank you for your continued trust.


Sincerely,


Charles Schwab Insurance Services


--------

* When you invest in the Schwabsignature(TM) Annuity you do not invest directly in the annuity portfolios. You invest in sub-accounts of a separate account of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwabsignature(TM) Annuity. Please read the prospectus carefully before investing.

The Schwabsignature(TM) Annuity is a flexible premium deferred variable annuity issued by Great-West Life & Annuity Insurance Company. In New York State, the Schwabsignature(TM) Annuity is issued by First Great-West Life & Annuity Insurance Company, Albany, New York. Charles Schwab & Co., Inc. is the broker/dealer and insurance agency. This contract is not available in all states.

(TM) 2004 Charles Schwab & Co., Inc. (0803-11677)

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        Variable Annuity-1 Series Account
                          Semi-Annual Report Form N-30D
                           Schwabsignature(TM) Annuity
                         File Nos. 333-25289; 811-08183


The information required to be contained in this report for the period ending June 30, 2004 includes the attached letter to contract holders and the following previously filed annual reports for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:

AIM Variable Insurance Funds
(formerly INVESCO Variable Investment Funds, Inc.):

INVESCO VIF - High Yield Fund
File No. 811-07452
Form N-CSRS
Filed via EDGAR and accepted on August 17, 2004
Accession No.0001193125-04-142508

INVESCO VIF - Technology Fund
File No. 811-07452
Form N-CSR
Filed Via EDGAR and accepted August 17, 2004
Accession No. 0001193125-04-142508

The Alger American Fund:

Alger American Balanced Portfolio
File No. 811-05550
Form N-CSRS
Filed via EDGAR and accepted on August 18, 2004
Accession No. 0000930413-04-003785

Alger American Growth Portfolio
File No. 811-05550
Form N-CSRS
Filed via EDGAR and accepted on August 18, 2004
Accession No. 0000930413-04-003785

Alger American MidCap Growth Portfolio
File No. 811-05550
Form N-CSRS
Filed via EDGAR and accepted on August 18, 2004
Accession No. 0000930413-04-003785

AllianceBernstein Variable Products Series Fund, Inc.:

AllianceBernstein Growth & Income Portfolio
File No. 811-05398
Form N-CSRS
Filed via EDGAR and accepted on August 25, 2004
Accession No. 0000936772-04-000175


AllianceBernstein Growth Portfolio
File No. 811-05398
Form N-CSRS
Filed via EDGAR and accepted on August 25, 2004
Accession No. 0000936772-04-000175


AllianceBernstein Real Estate Investment Portfolio
File No. 811-05398
Form N-CSRS
Filed via EDGAR and accepted on August 25, 2004
Accession No. 0000936772-04-000175


AllianceBernstein Utility Income Portfolio
File No. 811-05398
Form N-CSRS
Filed via EDGAR and accepted on August 25, 2004
Accession No. 0000936772-04-000175


American Century Variable Portfolios, Inc.:

VP Balanced Portfolio
File No. 811-05188
Form N-CSRS
Filed via EDGAR and accepted on August 24, 2004
Accession No. 0000814680-04-000021

VP Income & Growth Portfolio
File No. 811-05188
Form N-CSRS
Filed via EDGAR and accepted on August 24, 2004
Accession No. 0000814680-04-000021

VP International Portfolio
File No. 811-05188
Form N-CSRS
Filed via EDGAR and accepted on August 24, 2004
Accession No. 0000814680-04-000021

VP Value Portfolio
File No. 811-05188
Form N-CSRS
Filed via EDGAR and accepted on August 24, 2004
Accession No. 0000814680-04-000021

Baron Capital Funds Trust:

Baron Capital Asset Fund
File No. 811-08505
Form N-CSRS
Filed via EDGAR and accepted on September 3, 2004
Accession No. 0001017918-04-000075

Delaware VIP Trust:

Delaware VIP Small Cap Value Series
File No. 811-05162
Form N-CSRS
Filed via EDGAR and accepted on August 25, 2004
Accession No. 0000950116-04-002584

Dreyfus Investment Portfolios:

MidCap Stock Portfolio
File No. 811-08673
Form N-CSRS
Filed via EDGAR and accepted on August 31, 2004
Accession No. 0001056707-04-000028

Dreyfus Variable Investment Fund:

Appreciation Portfolio
File No. 811-05125
Form N-CSRS
Filed via EDGAR and accepted on August 17, 2004
Accession No. 0000813383-04-000015

Developing Leaders Portfolio
File No. 811-05125
Form N-CSRS
Filed via EDGAR and accepted on August 17, 2004
Accession No. 0000813383-04-000015

Growth and Income Portfolio
File No. 811-05125
Form N-CSRS
Filed via EDGAR and accepted on August 17, 2004
Accession No. 0000813383-04-000015

Federated Insurance Series:

Federated Fund for U.S. Government Securities II
File No. 811-08042
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0001056288-04-000587

Federated International Equity Fund II
File No. 811-08042
Form N-CSRS
Filed via EDGAR and accepted on August 27, 2004
Accession No. 0001056288-04-000587

Gartmore Variable Insurance Trust:

Dreyfus GVIT Mid Cap Index Fund
File No. 811-03213
Form N-CSRS
Filed via EDGAR and accepted on September 8, 2004
Accession No. 0000893220-04-001926


JP Morgan Series Trust II:

JPMorgan Small Company Portfolio
File No. 811-08212
Form N-CSRS
Filed via EDGAR and accepted on September 2, 2004
Accession No. 0001047469-04-027877


Janus Aspen Series:

Janus Aspen Balanced Portfolio
File No. 811-07736
Form N-CSRS
Filed via EDGAR and accepted on August 20, 2004
Accession No. 0000906185-04-000010

Janus Aspen Growth and Income Portfolio
File No. 811-07736
Form N-CSRS
Filed via EDGAR and accepted on August 20, 2004
Accession No. 0000906185-04-000010

Janus Aspen Flexible Income Portfolio
File No. 811-07736
Form N-CSRS
Filed via EDGAR and accepted on August 20, 2004
Accession No. 0000906185-04-000010

Janus Aspen Worldwide Growth Portfolio
File No. 811-07736
Form N-CSRS
Filed via EDGAR and accepted on August 20, 2004
Accession No. 0000906185-04-000010

Oppenheimer Variable Account Funds:

Oppenheimer Global Securities Fund/VA
File No. 811-04108
Form N-CSRS
Filed via EDGAR and accepted on August 24, 2004
Accession No. 0000935069-04-001217

PBHG Insurance Series Fund:

PBHG Large Cap Growth Portfolio
File No. 811-08009
Form N-CSRS
Filed via EDGAR and accepted on August 16, 2004
Accession No. 0001135428-04-000360


PIMCO Variable Insurance Trust:

High Yield Portfolio
File No. 811-08399
Form N-CSRS
Filed via EDGAR and accepted on September 7, 2004
Accession No. 0001193125-04-152355


Low Duration Portfolio
File No. 811-08399
Form N-CSRS
Filed via EDGAR and accepted on September 7, 2004
Accession No. 0001193125-04-152355


SAFECO Resource Series Trust:

SAFECO RST Core Equity Portfolio
(formerly SAFECO RST Small Company Value Portfolio)
File No. 811-04717
Form N-CSRS
Filed via EDGAR and accepted on August 25, 2004
Accession No. 0001104659-04-025561

SAFECO RST Small Cap Value Portfolio
(formerly SAFECO RST Small Company Value Portfolio)
File No. 811-04717
Form N-CSRS
Filed via EDGAR and accepted on August 25, 2004
Accession No. 0001104659-04-025561

Schwab Annuity Portfolios:

Schwab MarketTrack Growth Portfolio II
File No. 811-08314
Form N-CSRS
Filed via EDGAR and accepted on September 3, 2004
Accession No. 0000950134-04-013171

Schwab Money Market Portfolio
File No. 811-08314
Form N-CSRS
Filed via EDGAR and accepted on September 3, 2004
Accession No. 0000950134-04-013171

Schwab S&P 500 Portfolio
File No. 811-08314
Form N-CSRS
Filed via EDGAR and accepted on September 3, 2004
Accession No. 0000950134-04-013171

Scudder Investments VIT Funds:

Scudder VIT EAFE(R) Equity Index Fund
File No. 811-07507
Form N-CSRS
Filed via EDGAR and accepted on September 1, 2004
Accession No. 0000935069-04-001359

Scudder VIT Small Cap Index Fund
File No. 811-07507
Form N-CSRS
Filed via EDGAR and accepted on September 1, 2004
Accession No. 0000935069-04-001357

Scudder Variable Series I:

Capital Growth Portfolio
File No. 811-04257
Form N-CSRS
Filed via EDGAR and accepted on September 1, 2004
Accession No. 0000088053-04-000713

Scudder Variable Series II:

Scudder Small Cap Growth Portfolio
File No. 811-05002
Form N-CSRS
Filed via EDGAR and accepted on September 3, 2004
Accession No. 0000088053-04-000742

Strong Variable Insurance Funds, Inc.:

Strong Mid Cap Growth Fund II
File No. 811-06553
Form N-CSRS
Filed via EDGAR and accepted on August 20, 2004
Accession No. 0001193125-04-144410


Strong Opportunity Fund II
File No. 811-06552
Form N-CSRS
Filed via EDGAR and accepted on August 20, 2004
Accession No. 0001193125-04-144398